Earnings per share (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 30, 2015	Jun. 22, 2009 $ / shares
Class of Stock [Line Items]
Preferred stock, dividend payment basis as compared to common shareholders				1
Options outstanding (in shares) | shares	900	2,600	2,900
Average number of outstanding awards of unvested shares (in shares) | shares	900	800	900
Antidilutive securities excluded from computation of earnings per share, amount (in shares) | shares		430
Antidilutive securities excluded from computation of earnings per share, exercise price (in dollars per share)		$ 34.72	$ 34.72
Net income | $	$ 153,252	$ 115,942	$ 77,739
Less: Preference dividends declared and guarantee fee | $	0	(15,655)	(16,455)
Premium paid on repurchase of preference shares | $	0	(41,913)	(28)
Net income attributable to common shareholders | $	153,252	58,374	61,256
Less: Dividend paid on common shares | $	(69,731)	(19,346)	(24,708)
Less: Dividend paid on contingent value convertible preference shares | $	0	0	(138)
Undistributed earnings attributable for participating shares | $	$ 83,521	$ 39,028	$ 36,410
Basic Earnings Per Share
Basic Earnings Per Share (in dollars per share)	$ 2.82	$ 1.20	$ 1.25
Diluted Earnings Per Share
Diluted Earnings Per Share (in dollars per share)	$ 2.76	1.18	$ 1.23
Common shares
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, exercise price (in dollars per share)		$ 34.72			$ 70.10
Basic Earnings Per Share
Weighted average number of shares issued (in shares) | shares	54,296	49,128	49,842
Weighted average number of common shares held as treasury stock (in shares) | shares	0	(506)	(1,079)
Weighted average number of participating shares (in shares) | shares	54,296	48,622	48,763
Allocation of undistributed earnings - Basic | $	$ 83,521	$ 39,028	$ 36,292
Distributed earnings per share (in dollars per share)	$ 1.28	$ 0.40	$ 0.50
Undistributed earnings per share (in dollars per share)	1.54	0.80	0.75
Basic Earnings Per Share (in dollars per share)	$ 2.82	$ 1.20	$ 1.25
Diluted Earnings Per Share
Adjusted weighted average number of participating shares outstanding (in shares) | shares	54,296	48,622	48,763
Net dilution impact related to options to purchase common shares (in shares) | shares	561	607	472
Net dilution impact related to awards of unvested common shares (in shares) | shares	594	382	609
Weighted average number of diluted participating shares (in shares) | shares	55,451	49,611	49,844
Allocation of undistributed earnings - Diluted | $	$ 83,521	$ 39,028	$ 36,294
Distributed earnings per share (in dollars per share)	$ 1.26	$ 0.40	$ 0.50
Undistributed earnings per share (in dollars per share)	1.50	0.78	0.73
Diluted Earnings Per Share (in dollars per share)	$ 2.76	$ 1.18	$ 1.23
Contingent value convertible preference shares
Basic Earnings Per Share
Weighted average number of shares issued (in shares) | shares			159
Weighted average number of participating shares (in shares) | shares			159
Allocation of undistributed earnings - Basic | $			$ 118
Distributed earnings per share (in dollars per share)			$ 0.20
Undistributed earnings per share (in dollars per share)			0.19
Basic Earnings Per Share (in dollars per share)			$ 0.39
Diluted Earnings Per Share
Adjusted weighted average number of participating shares outstanding (in shares) | shares			159
Weighted average number of diluted participating shares (in shares) | shares			159
Allocation of undistributed earnings - Diluted | $			$ 116
Distributed earnings per share (in dollars per share)			$ 0.20
Undistributed earnings per share (in dollars per share)			0.19
Diluted Earnings Per Share (in dollars per share)			$ 0.39